Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
U.S. Diversified Real Estate ETF
Shareholder Report [Line Items]
Fund Name	U.S. Diversified Real Estate ETF
Class Name	U.S. Diversified Real Estate ETF
Trading Symbol	PPTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Diversified Real Estate ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/us-diversified-real-estate-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/us-diversified-real-estate-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Diversified Real Estate ETF	$28	0.53%
[1]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 24,962,497
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 66,427
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$24,962,497
Number of Holdings	84
Net Advisory Fee	$66,427
Portfolio Turnover	4%
30-Day SEC Yield	3.56%
30-Day SEC Yield Unsubsidized	3.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Vivmark Residential	6.9%
Equinix, Inc.	4.3%
Four Corners Property Trust, Inc.	4.1%
Prologis, Inc.	4.0%
Digital Realty Trust, Inc.	3.6%
Welltower, Inc.	3.1%
Kilroy Realty Corp.	2.8%
American Homes 4 Rent	2.6%
Simon Property Group, Inc.	2.6%
Easterly Government Properties, Inc.	2.6%
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://videntam.com/etf/us-diversified-real-estate-etf/

[1]
*	Annualized